UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one):    [  ]  is a restatement.
                                    [  ]  adds new holdings
                                    [  ]  entries.

Institutional Investment Manager Filing this Report:

Name:             Maurice Lazenby, III
Address:          CSX Capital Management, Inc.
                  500 Water St. J-110
                  Jacksonville, FL  32202

Form 13F File Number:   28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Maurice Lazenby, III
Title:            President
Phone:            (904) 359.1339

Signature, Place, and Date of Signing

/s/ Maurice Lazenby, III   Jacksonville, FL          December 31, 2003
------------------------

Report Type (Check only one):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:     $113,845,805


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

4th Quarter; December 31, 2003                      Form 13F INFORMATION TABLE
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

                                                                                                        Voting Authority Shares
                                                                                                        -----------------------
                                                          Shares or   Share/   PUT/   Invest.   Other
Name of Issuer         Title of Class   CUSIP   Value     Prin Amt     PRN     CALL  Discretion  Mgrs.     Sole  Shared   None


AVERY DENNISON CORP COM     Common   53611109  1,960,700    35,000                      Sole              35,000
BELLSOUTH CORP COM          Common   79860102  2,830,000   100,000                      Sole             100,000
BRISTOL MYERS SQUIBB CO COM Common  110122108  3,217,500   112,500                      Sole             112,500
CATERPILLER INC COM         Common  149123101  4,151,000    50,000                      Sole              50,000
CHEVRON TEXACO CORP         Common  166764100  4,319,500    50,000                      Sole              50,000
CHUBB CORP                  Common  171232101  4,086,000    60,000                      Sole              60,000
CONAGRA FOOD INC            Common  205887102  3,958,500   150,000                      Sole             150,000
CONOCO PHILLIPS             Common  20825C104  3,854,795    58,789                      Sole              58,789
DEERE & CO                  Common  244199105  3,252,500    50,000                      Sole              50,000
EATON CORP                  Common  278058102  2,159,600    20,000                      Sole              20,000
ELECTRA DATA SYS CORP COM   Common  285661104  4,294,500   175,000                      Sole             175,000
EXXON MOBIL CORP COM        Common  30231G102  2,050,000    50,000                      Sole              50,000
FORTUNE BRANDS INC          Common  349631101  4,646,850    65,000                      Sole              65,000
GENUINE PARTS CO COM        Common  372460105  3,320,000   100,000                      Sole             100,000
HEWLETT-PACKARD CO          Common  428236103  4,594,000   200,000                      Sole             200,000
INTL BUSINESS MACH CORP COM Common  459200101  2,317,000    25,000                      Sole              25,000
INTL PAPER CO COM           Common  460146103  2,155,500    50,000                      Sole              50,000
MORGAN J P CHASE & CO       Common  46625H100  2,571,100    70,000                      Sole              70,000
KERR MCGEE CORP COM         Common  492386107  3,486,750    75,000                      Sole              75,000
KIMBERLY-CLARK CORP         Common  494368103  4,284,025    72,500                      Sole              72,500
LINCOLN NATIONAL            Common  534187109  3,027,750    75,000                      Sole              75,000
MARSH & MC LENNAN CO'S INC  Common  571748102  3,591,750    75,000                      Sole              75,000
MAY DEPARTMENT STORES       Common  577778103  2,907,000   100,000                      Sole             100,000
MAYTAG CORP COM             Common  578592107  3,342,000   120,000                      Sole             120,000
MBNA CORP COM               Common  55262L100  2,485,000   100,000                      Sole             100,000
MERCK & CO INC COM          Common  589331107  3,465,000    75,000                      Sole              75,000
NATL CY CORP                Common  635405103  3,954,010   116,500                      Sole             116,500
PITNEY BOWES INC COM        Common  724479100  4,163,550   102,500                      Sole             102,500
PPG IND INC COM             Common  693506107  3,201,000    50,000                      Sole              50,000
SBC COMMUNICATIONS INC.     Common  78387G103  2,607,000   100,000                      Sole             100,000
SOUTHTRUST CORP COM         Common  844730101  1,963,800    60,000                      Sole              60,000
UTD TECHNOLOGIES CORP COM   Common  913017109  4,406,805    46,500                      Sole              46,500
V F CORP COM                Common  918204108  4,021,320    93,000                      Sole              93,000
WEYERHAEUSER CO             Common  962166104  3,200,000    50,000                      Sole              50,000
GRAND TOTAL                                  113,845,805 2,732,289                                     2,732,289
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